Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital [member]	Reserves [member]	Accumulated Other Comprehensive Income (loss)	Retained earnings [member]	Attributable to shareholder's of NexGen Energy Ltd [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2021	$ 461,348	$ 695,856	$ 68,837	$ 1,895	$ (332,980)	$ 433,608	$ 27,740
Beginning balance, shares at Dec. 31, 2021		479,198,233
Statement [LineItems]
Share-based payments (Note 12)	41,510		32,103			32,103	9,407
Shares issued on exercise of stock options (Note 12)	$ 10,001	$ 16,261	(6,260)			10,001
Shares issued on exercise of stock options (Note 12) shares	3,247,332	3,247,332
Shares issued for convertible debenture interest payments (Note 10)	$ 486	$ 486				486
Shares issued for convertible debenture interest payments (Note 10), shares		84,580
Ownership changes relating to non-controlling interests	5,270				(300)	(300)	5,570
Net income (loss) for the year	(60,268)				(56,587)	(56,587)	(3,681)
Other comprehensive loss	(2,930)			(1,435)		(1,435)	(1,495)
Ending balance at Dec. 31, 2022	455,417	$ 712,603	94,680	460	(389,867)	417,876	37,541
Ending balance, shares at Dec. 31, 2022		482,530,145
Statement [LineItems]
At-the-market equity program, net of issuance costs (Note 12)	175,176	$ 175,176				175,176
At-the-market equity program, net of issuance costs (Note 12), shares		24,724,125
Share-based payments (Note 12)	44,009		38,542			38,542	5,467
Shares issued on exercise of stock options (Note 12)	26,349	$ 42,637	(16,288)			26,349
Shares issued on exercise of stock options (Note 12) shares		8,608,816
Shares issued on convertible debentures conversion (Note 10)	72,773	$ 72,773				72,773
Shares issued on convertible debentures conversion (Note 10), shares		8,663,461
Shares issued for convertible debenture interest payments (Note 10)	1,498	$ 1,498				1,498
Shares issued for convertible debenture interest payments (Note 10), shares		179,363
Shares issued for convertible debenture establishment fee (Note 10)	4,443	$ 4,443				4,443
Shares issued for convertible debenture establishment fee (Note 10). shares		634,615
Ownership changes relating to non-controlling interests	(27,392)				5,408	5,408	(32,800)
Net income (loss) for the year	70,168				80,816	80,816	(10,648)
Reclass accumulated other comprehensive income related to converted debentures (Note 10)				361	(361)
Other comprehensive loss	(2,422)			(2,862)		(2,862)	440
Ending balance at Dec. 31, 2023	$ 820,019	$ 1,009,130	$ 116,934	$ (2,041)	$ (304,004)	$ 820,019	$ 0
Ending balance, shares at Dec. 31, 2023		525,340,525